Additional Notes - Summary of Geographical Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Germany [member]
Disclosure of geographical areas [line items]
Non-current assets, excluding deferred tax assets	€ 142.7	€ 132.9
Capital Expenditure	15.2	24.5
US [member]
Disclosure of geographical areas [line items]
Non-current assets, excluding deferred tax assets	1,165.2	1,103.8
Capital Expenditure	€ 0.0	€ 1.7